Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of accounts receivable, net

As of December 31, 2019, 2018 and 2017, accounts receivable are as follows:

	December 31,
	2019	2018	2017
Trade receivables	$2,595,978	2,523,950	2,673,705
Allowance for doubtful accounts	(72,886)	(79,937)	(96,900)
Other receivables	—	—	22,403
Income tax receivable	187,912	114,935	57,186
Recoverable value-added tax and other recoverable taxes	1,156,106	927,406	970,484
	$3,867,110	3,486,354	3,626,878

Schedule of past-due but not impaired portfolio

Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2019	2018	2017
Past due 0 to 60 days	20,463	144,604	200,413
Past due by more than 60 days	47,573	17,250	6,190
	$68,036	161,854	206,603

Schedule of movements in allowance for doubtful accounts

Reconciliation of movements in allowance for doubtful accounts

	2019	2018	2017
Balance as of January 1	$(79,937)	(96,900)	(97,400)
Increase in allowance	(57)	(7,862)	(14,800)
Amounts written off	7,030	24,826	15,287
Currency translation effect	78	(1)	13
Balance as of December 31,	$(72,886)	(79,937)	(96,900)